GENERAL (Schedule of Revenue and Net Earnings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fiber Company [Member]
Business Acquisition [Line Items]
Revenues	$ 3,763
Net income (loss)	733
Cyberseal [Member]
Business Acquisition [Line Items]
Revenues		1,638
Net income (loss)		$ (703)